Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,492,928.91
Total Fee Amount	896.67
Total Offset Amount	0.00
Net Fee	$ 896.67
Offering Table N/A
Offset Table N/A	N/A